Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Global Multi-Asset Portfolio), 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Mar. 08, 2013
1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.24%
Since Inception (04/15/2009)	5.26%
1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.24%
Since Inception (04/15/2009)	5.26%